Filed pursuant to Rule 497(a)

File No. 333-225462

Rule 482 AD

OXLC Oxford Lane Capital Corp. Investor Presentation Quarter Ended December 31, 2018

Disclaimer These materials and any presentation of which they form a part are neither an offer to sell, nor a solicitation of an offer to purchase, an interest in Oxford Lane Capital Corp. (“Oxford Lane”, “OXLC” or the “Fund”). These materials and the presentations of which they are a part, and the summaries contained herein, do not purport to be complete and no obligation to update or otherwise revise such information is being assumed. Nothing shall be relied upon as a promise or representation as to the future performance of the Fund. Such information is qualified in its entirety by reference to the more detailed discussions contained elsewhere in the Fund’s public filings with the Securities and Exchange Commission. There is no guarantee that any of the estimates, targets or projections illustrated in these materials and any presentation of which they form a part will be achieved. Any references herein to any of the Fund’s past or present investments or its past or present performance, have been provided for illustrative purposes only. It should not be assumed that these investments were or will be profitable or that any future investments by the Fund will be profitable or will equal the performance of these investments. The information contained herein has been derived from financial statements and other documents provided by the portfolio companies and/or the third party manager of such portfolio companies unless otherwise stated. Past performance is not indicative of future results. In addition, there can be no assurance that unrealized investments will be realized at the expected multiples shown as actual realized returns will depend on, among other factors, future operating results of each of the Fund’s current portfolio companies, the value of the assets and economic conditions at the time of disposition, any related transaction costs, and the timing and manner of any realization events, all of which may differ from the assumptions on which the Fund’s expected returns are based. In many instances, the Fund will not determine the timing or manner of any realization events with respect to its investments. Statements included herein may constitute “forward-looking statements,” which relate to future events or our future performance or financial condition. These statements are not guarantees of future performance, condition or results and involve a number of risks and uncertainties. Actual results may differ materially from those in the forward-looking statements as a result of a number of factors, including those described from time to time in our filings with the Securities and Exchange Commission. Oxford Lane undertakes no duty to update any forward-looking statements made herein, except as may be required by law. OXLC 2

Financial Highlights

(FYE March 31, $ per share)[1]	Q3-19	Q2-19	Q1-19	Q4-18	Q3-18
GAAP net investment income	$ 0.33	$ 0.35	$ 0.39	$ 0.40	$ 0.41
GAAP realized gains (losses)	$ 0.01	$ 0.03	$ 0.03	$ 0.04	$ (0.02)
GAAP unrealized (depreciation) appreciation	$ (2.37)	$ (0.12)	$ (0.14)	$ 0.03	$ 0.33
Core net investment income[2,3]	$ 0.47	$ 0.46	$ 0.50	$ 0.31	$ 0.33
Distributions paid	$ 0.405	$ 0.405	$ 0.405	$ 0.405	$ 0.400
Net asset value	$ 7.56	$ 9.93	$ 9.98	$ 10.08	$ 10.02

(FYE March 31, $ in millions)	Q3-19	Q2-19	Q1-19	Q4-18	Q3-18
Total fair value of investments	$ 467.2	$ 560.0	$ 506.8	$ 482.6	$ 432.6
Number of portfolio investments[4]	95	103	94	76	64

Note: Certain figures may not tie out to financial statements due to rounding.

1. Per share amounts based on weighted average shares outstanding for the respective quarter presented.
2. **Refer to Appendix for reconciliation of GAAP net investment income to core net investment income.**
3. The Fund may also choose to distribute, annually, net realized capital gains that are generated on a tax basis.
4. Includes CLO debt, CLO equity, warehouse equity, subordinated fee notes and other CLO equity related investments.

3

OXLC

Summary Portfolio Highlights Portfolio Activity Q3-19 Q2-19 Q1-19 Q4-18 Q3-18 (FYE March 31, $ in millions) New investments $ 74.1 $ 157.6 $ 121.7 $ 136.0 $ 123.1 Sales / Repayments1 72.0 91.0 75.9 86.9 88.9 Net investment activity $ 2.1 $ 66.5 $ 45.8 $ 49.1 $ 34.2 Investment Portfolio by Asset Type2 Q3-19 Q2-19 Q1-19 Q4-18 Q3-18 CLO equity3 98% 98% 98% 97% 97% CLO debt 2% 2% 2% 3% 3% Note: Certain figures may not tie out to financial statements due to rounding. 1. Includes warehouse equity repayments. 2. At fair value as of quarter end. 3. Includes warehouse equity, subordinated fee notes and other CLO equity related investments. OXLC 4

CLO Equity & Warehouse Investment Highlights

(FYE March 31, $ in millions)	Q3-19	Q2-19	Q1-19	Q4-18	Q3-18
CLO Equity					
Cash income producing CLO equity at original cost[1]	$ 500.5	$ 472.1	$ 382.5	$ 377.4	$ 366.0
Non-cash income producing CLO equity at original cost[1,2]	74.9	97.4	109.8	102.6	84.1
Total CLO Equity[1]	$ 575.4	$ 569.5	$ 492.3	$ 479.9	$ 450.1
Warehouse					
Non-cash income producing warehouse investments at original cost[1,2]	$ 21.9	$ 24.3	$ 45.4	$ 27.5	$ 25.0
Total warehouse investments[1]	$ 21.9	$ 24.3	$ 45.4	$ 27.5	$ 25.0

($ in millions)

CLO Equity

Breakdown of Non-cash Income Producing CLO Equity as of December 31, 2018[1,2]	
CLO Equity expected to make initial distribution by 3-31-19 at original cost	$ 66.2
CLO Equity expected to make initial distribution by 6-30-19 at original cost	8.7
CLO Equity expected to make initial distribution by 9-30-19 at original cost	-
Total non-cash income producing CLO equity at original cost	$ 74.9

1. This number represents total dollar value (at original cost) of those assets held at quarter end. Excludes called deals.
2. Represents the amount of CLO equity investments (purchased in either the primary or secondary market) and warehouse financing which were not scheduled to make a distribution to OXLC during the quarter. For newly issued CLOs, it can generally take up to three quarters from initial issuance to receive the inaugural distribution payment from a CLO equity investment.

5

OXLC

CLO Portfolio Summary

As of December 31, 2018

CLO Equity Positions	CLO Vintage Year[1]	Tranche Type	Non-Call Period End*	Reinvestment Period End*	AAA Spread (L+)*	Junior Tranche Overcollateralization Cushion*	Interest Diversion Overcollateralization Cushion*	Weighted Average Portfolio Spread*	Weighted Average Rating Factor*	Diversity Score*	Weighted Average Portfolio Life (Years)*
CLO Equity Position #1	2013	CLO Equity	Callable	July-17	0.82%	0.17%	NA	3.27%	2941	46	3.97
CLO Equity Position #2	2014	CLO Equity	Callable	April-18	0.73%	1.95%	1.58%	3.17%	2836	59	3.43
CLO Equity Position #3	2014	CLO Equity	Callable	July-18	0.69%	1.84%	NA	3.24%	2892	65	4.16
CLO Equity Position #4	2014	CLO Equity	Callable	July-18	0.92%	3.64%	1.85%	3.46%	3229	50	4.01
CLO Equity Position #5	2014	CLO Equity	Callable	October-18	1.22%	0.59%	-0.19%	3.33%	2891	64	4.00
CLO Equity Position #6	2014	CLO Equity	Callable	October-18	0.90%	3.41%	2.80%	3.43%	2755	63	3.93
CLO Equity Position #7	2014	CLO Equity	Callable	January-19	1.27%	2.71%	1.74%	4.02%	2945	61	4.58
CLO Equity Position #8	2015	CLO Equity	Callable	April-19	0.82%	4.05%	2.94%	3.69%	2770	113	4.96
CLO Equity Position #9	2015	CLO Equity	Callable	April-19	0.92%	2.89%	1.86%	3.70%	2763	77	4.45
CLO Equity Position #10	2015	CLO Equity	Callable	July-19	0.88%	3.60%	2.36%	3.66%	2761	114	4.96
CLO Equity Position #11	2015	CLO Equity	Callable	July-19	0.83%	2.65%	2.68%	3.26%	2806	83	4.83
CLO Equity Position #12	2015	CLO Equity	Callable	October-19	0.91%	4.01%	3.36%	3.91%	2845	87	5.01
CLO Equity Position #13	2015	CLO Equity	Callable	January-20	0.83%	4.99%	4.42%	3.42%	2707	75	5.12
CLO Equity Position #14	2015	CLO Equity	Callable	January-21	1.55%	5.19%	3.73%	3.41%	2712	83	5.11
CLO Equity Position #15	2013	CLO Equity	Callable	July-19	1.30%	2.34%	2.25%	3.93%	2860	60	4.63
CLO Equity Position #16	2013	CLO Equity	Callable	July-21	1.16%	4.15%	3.06%	3.50%	2857	71	4.95
CLO Equity Position #17	2013	CLO Equity	Callable	October-20	1.52%	1.98%	1.23%	3.71%	2801	112	4.91
CLO Equity Position #18	2013	CLO Equity	Callable	June-19	0.85%	1.97%	0.67%	3.33%	2894	77	4.88
CLO Equity Position #19	2018	CLO Equity	Callable	January-21	0.99%	4.06%	2.91%	3.66%	NA	NA	5.27
CLO Equity Position #20	2013	CLO Equity	Callable	January-21	0.89%	5.17%	3.92%	3.43%	2893	77	4.90
CLO Equity Position #21	2016	CLO Equity	Callable	April-21	1.58%	4.84%	3.91%	3.39%	2657	59	5.41
CLO Equity Position #22	2013	CLO Equity	Callable	January-21	1.55%	4.03%	3.18%	3.39%	2776	86	5.06
CLO Equity Position #23	2016	CLO Equity	Callable	July-20	1.14%	4.36%	3.76%	3.61%	2863	71	5.07
CLO Equity Position #24	2015	CLO Equity	April-19	April-21	1.25%	4.17%	2.60%	3.44%	2797	67	5.11
CLO Equity Position #25	2013	CLO Equity	April-19	April-21	1.34%	3.68%	3.27%	3.44%	2711	71	5.36
CLO Equity Position #26	2014	CLO Equity	April-19	April-20	0.88%	4.48%	4.35%	3.67%	2764	114	4.99
CLO Equity Position #27	2018	CLO Equity	April-19	April-21	0.95%	4.71%	3.35%	4.03%	2818	87	5.26
CLO Equity Position #28	2017	CLO Equity	April-19	April-21	1.34%	5.06%	4.15%	3.44%	2848	79	5.33
CLO Equity Position #29	2017	CLO Equity	April-19	October-21	1.33%	4.98%	3.96%	3.41%	2861	77	5.19
CLO Equity Position #30	2017	CLO Equity	April-19	April-22	1.18%	4.37%	3.85%	3.53%	2884	72	5.34
CLO Equity Position #31	2018	CLO Equity	May-19	May-20	0.93%	4.62%	3.49%	3.30%	2735	77	5.02
CLO Equity Position #32	2015	CLO Equity	June-19	April-20	1.05%	4.24%	2.67%	3.43%	2714	83	5.05
CLO Equity Position #33	2014	CLO Equity	June-19	October-18	0.80%	1.87%	0.23%	3.20%	2762	64	4.04
CLO Equity Position #34	2016	CLO Equity	July-19	January-22	1.42%	4.89%	3.85%	3.36%	2791	76	5.04
CLO Equity Position #35	2015	CLO Equity	July-19	July-21	1.31%	3.68%	2.67%	3.38%	2956	65	4.98
CLO Equity Position #36	2018	CLO Equity	July-19	April-21	0.75%	5.16%	4.86%	3.39%	2861	75	5.48
CLO Equity Position #37	2016	CLO Equity	July-19	July-20	1.75%	5.33%	4.31%	3.57%	2771	77	4.75
CLO Equity Position #38	2014	CLO Equity	July-19	July-20	1.04%	5.13%	3.96%	3.49%	2816	68	5.13
CLO Equity Position #39	2015	CLO Equity	July-19	July-20	0.93%	4.19%	3.14%	3.27%	2726	90	5.07
CLO Equity Position #40	2017	CLO Equity	July-19	July-22	1.21%	5.11%	4.22%	3.21%	2790	97	5.24
CLO Equity Position #41	2017	CLO Equity	July-19	July-21	1.30%	4.10%	3.91%	3.64%	2898	70	5.06
CLO Equity Position #42	2013	CLO Equity	July-19	July-21	1.32%	2.18%	1.60%	3.66%	2865	76	4.97
CLO Equity Position #43	2013	CLO Equity	July-19	January-20	0.85%	3.65%	3.29%	3.47%	2824	82	5.08
CLO Equity Position #44	2013	CLO Equity	August-19	August-21	1.25%	2.46%	1.77%	3.69%	2765	110	4.76
CLO Equity Position #45	2015	CLO Equity	September-19	July-20	1.08%	4.38%	2.84%	3.45%	2745	83	5.01

1. Year in which the deal was issued.
*Source: As reported by Intex.

6

OXLC

CLO Portfolio Summary (Continued)

As of December 31, 2018

CLO Equity Positions	CLO Vintage Year[1]	Tranche Type	Non-Call Period End*	Reinvestment Period End*	AAA Spread (L+)*	Junior Tranche Overcollateralization Cushion*	Interest Diversion Overcollateralization Cushion*	Weighted Average Portfolio Spread*	Weighted Average Rating Factor*	Diversity Score*	Weighted Average Portfolio Life (Years)*
CLO Equity Position #46	2014	CLO Equity	October-19	October-22	1.20%	3.56%	2.68%	3.41%	2952	65	5.01
CLO Equity Position #47	2017	CLO Equity	October-19	October-22	1.20%	4.82%	3.81%	3.29%	2825	93	5.25
CLO Equity Position #48	2013	CLO Equity	October-19	October-21	1.53%	3.12%	1.66%	4.69%	3684	59	4.00
CLO Equity Position #49	2016	CLO Equity	October-19	October-20	1.14%	4.14%	3.80%	3.69%	2981	77	5.07
CLO Equity Position #50	2013	CLO Equity	November-19	November-22	1.20%	3.82%	3.03%	3.33%	2945	95	4.70
CLO Equity Position #51	2017	CLO Equity	November-19	November-22	1.15%	5.53%	4.48%	3.44%	2818	78	5.56
CLO Equity Position #52	2013	CLO Equity	January-20	January-22	1.24%	4.50%	3.74%	4.02%	2846	63	4.56
CLO Equity Position #53	2014	CLO Equity	January-20	January-23	1.11%	4.87%	4.80%	3.45%	2797	87	5.05
CLO Equity Position #54	2015	CLO Equity	January-20	January-23	1.07%	5.09%	4.28%	3.30%	2716	59	5.35
CLO Equity Position #55	2017	CLO Equity	January-20	January-23	1.19%	4.29%	3.69%	3.64%	2652	74	5.58
CLO Equity Position #56	2018	CLO Equity	January-20	January-22	1.19%	4.12%	3.09%	3.79%	2871	78	5.22
CLO Equity Position #57	2014	CLO Equity	January-20	January-23	1.07%	4.32%	3.13%	3.51%	2751	84	5.21
CLO Equity Position #58	2018	CLO Equity	February-20	February-21	1.70%	8.61%	6.31%	6.24%	4660	50	3.62
CLO Equity Position #59	2018	CLO Equity	April-20	April-23	1.00%	4.04%	3.54%	3.39%	2848	73	5.08
CLO Equity Position #60	2016	CLO Equity	April-20	October-21	1.09%	4.04%	3.69%	3.23%	2938	81	5.19
CLO Equity Position #61	2018	CLO Equity	April-20	April-23	1.10%	4.63%	3.69%	3.81%	2657	NA	4.83
CLO Equity Position #62	2012	CLO Equity	April-20	April-23	1.01%	4.20%	3.31%	3.22%	2704	93	4.44
CLO Equity Position #63	2016	CLO Equity	June-20	June-23	1.12%	4.39%	4.25%	3.64%	2672	73	4.93
CLO Equity Position #64	2018	CLO Equity	July-20	April-23	1.03%	4.56%	3.57%	3.59%	2552	81	5.50
CLO Equity Position #65	2016	CLO Equity	July-20	July-23	1.09%	4.70%	4.08%	3.53%	2652	81	5.34
CLO Equity Position #66	2018	CLO Equity	July-20	July-23	1.15%	5.10%	3.99%	3.72%	2623	73	5.65
CLO Equity Position #67	2018	CLO Equity	July-20	July-23	1.17%	4.65%	3.57%	3.41%	2883	79	5.19
CLO Equity Position #68	2018	CLO Equity	July-20	July-23	1.14%	4.49%	3.30%	3.70%	2666	94	5.71
CLO Equity Position #69	2018	CLO Equity	July-20	July-23	1.07%	4.55%	3.95%	3.76%	2586	74	5.52
CLO Equity Position #70	2018	CLO Equity	July-20	July-23	1.09%	4.28%	3.50%	3.57%	2689	79	5.79
CLO Equity Position #71	2018	CLO Equity	July-20	July-23	1.20%	3.84%	3.88%	4.06%	2771	88	5.42
CLO Equity Position #72	2015	CLO Equity	August-20	August-23	1.10%	5.62%	4.69%	3.16%	2800	97	5.03
CLO Equity Position #73	2015	CLO Equity	October-20	October-23	1.17%	5.22%	4.06%	3.61%	2924	64	4.94
CLO Equity Position #74	2018	CLO Equity	October-20	October-23	1.14%	NR	3.10%	3.37%	NA	NA	NA
CLO Equity Position #75	2018	CLO Equity	October-20	October-23	1.15%	4.50%	NA	3.50%	NA	NA	NA
CLO Equity Position #76	2018	CLO Equity	October-20	October-23	1.25%	4.59%	3.50%	3.64%	2569	74	5.21
CLO Equity Position #77	2014	CLO Equity	October-20	October-23	1.21%	4.51%	2.38%	3.44%	2812	79	4.57
Subtotal (Fair Value)	*$429,548,272*			*September-21*[2]	*1.11%*[2]	*4.37%*[2]	*3.54%*[2]	*3.56%*[2]	*2802*[2,3]	*78*[2]	*5.08*[2]

CLO Debt Positions	CLO Vintage Year[1]	Tranche Type	Non-Call Period End*	Reinvestment Period End*	AAA Spread (L+)*	Junior Tranche Overcollateralization Cushion*	Reinvestment Overcollateralization Cushion*	Weighted Average Portfolio Spread*	Weighted Average Rating Factor*	Diversity Score*	Weighted Average Portfolio Life (Years)*
CLO Debt Position #1	2016	CLO Debt	April-19	October-19	1.09%	4.04%	3.69%	3.23%	2938	81	5.19
CLO Debt Position #2	2013	CLO Debt	July-19	July-19	0.82%	0.17%	NA	3.27%	2941	46	3.97
CLO Debt Position #3	2018	CLO Debt	January-19	January-19	1.07%	4.57%	4.08%	3.47%	2883	77	5.19
Subtotal (Fair Value)	*$9,614,498*			*Jun-19*[2]	*.91%*[2]	*1.59%*[2]	*3.97%*[2]	*3.31%*[2]	*2927*[2,3]	*57*[2]	*4.38*[2]
Total (Fair Value)	**$439,162,770**[4]			*Aug-21*[2]							

1. Year in which the deal was issued.
2. Shown on a weighted average basis (based on Fair Value).
3. Weighted Average Rating Factor (WARF) Score of 2802 and 2927, for OXLC's CLO equity and debt tranche positions respectively, is equivalent to a Moody's corporate debt rating of between B2 and B3 (B2 = 2720, B3 = 3490).
4. Excludes called deals, warehouse equity, subordinated fee notes and other CLO equity related investments.

*Source: As reported by Intex.

7

OXLC

CLO Collateral Characteristics* 12/31/2018 9/30/2018 Number of unique Collateral Obligations 1 2,064 2,090 Number of unique Obligors 2 1,568 1,569 Top 10 Collateral Obligation Positions as % of Total collateral 3 4.40% 4.12% Collateral Weighted Average Price 3 95.79% 98.59% Largest Individual Obligor Exposure 3 0.79% 0.80% Average Individual Obligor Exposure 3 0.06% 0.06% Note: Excludes warehouse equity, subordinated fee notes and other CLO equity related investments. 1. Represents the total number of collateral loan investments among all of OXLC’s CLO investments. 2. Represents the total number of unique Obligors among all of OXLC’s CLO investments. 3. These figures are calculated based on OXLC’s percentage interest in each CLO vehicle on a weighted average par basis. * Source: As reported by Intex OXLC 8

CLO Portfolio Metrics

	12/31/2018	9/30/2018
Weighted average yield of CLO debt investments at current cost[1]	11.2%	11.0%
Weighted average effective yield of CLO equity investments at current cost	15.8%	15.6%
Weighted average effective yield of total investments at current cost	**15.7%**	**15.5%**
Weighted average cash distribution yield of CLO debt at current cost[2]	9.5%	8.2%
Weighted average cash distribution yield of CLO equity at current cost[2]	19.8%	20.7%
Weighted average cash distribution yield of total cash income producing investments at current cost[2]	**19.6%**	**20.0%**

1. Includes non-cash amortization of OID.
2. Cash income producing investments represent those CLO debt and equity investments (excluding warehouses) which made a distribution payment to OXLC for the quarters ending 12/31/18 and 9/30/18, respectively. At current cost, OXLC had ~$81.4 million and ~$97.9 million of CLO equity investments which were non-cash income producing for the quarters ending 12/31/18 and 9/30/18, respectively, but are all projected to be cash income producing and make their inaugural distribution payment no later than the quarter ending 6/30/19. The yield is calculated by taking the quarterly distributions received, annualizing such amount and dividing by the current cost basis of the cash income producing investments for the quarters ending 12/31/18 and 9/30/18, respectively.

9

OXLC

Investment Portfolio Composition*

- Top 30 aggregate industry exposures of the CLO vehicles represent ~99.9%[1] of combined investments

Top 30 Moody's Industry Exposure[1]	
1. Healthcare & Pharmaceuticals	9.6%
2. High Tech Industries	9.6%
3. Services: Business	8.1%
4. Banking, Finance, Insurance & Real Estate	6.7%
5. Telecommunications	5.5%
6. Hotel, Gaming & Leisure	5.5%
7. Retail	5.1%
8. Media: Broadcasting & Subscription	4.6%
9. Chemicals, Plastics & Rubber	4.1%
10. Services: Consumer	3.6%
11. Beverage, Food & Tobacco	3.6%
12. Construction & Building	3.2%
13. Utilities: Electric	2.8%
14. Energy: Oil & Gas	2.8%
15. Automotive	2.7%

Top 30 Moody's Industry Exposure[1]	
16. Aerospace and Defense	2.6%
17. Capital Equipment	2.6%
18. Consumer goods: Non-durable	2.3%
19. Media: Advertising, Printing & Publishing	2.2%
20. Consumer goods: Durable	2.0%
21. Containers, Packaging & Glass	1.7%
22. Transportation: Consumer	1.5%
23. Media: Diversified & Production	1.5%
24. Metals & Mining	1.5%
25. Transportation: Cargo	1.4%
26. Environmental Industries	1.0%
27. Energy: Electricity	0.8%
28. Utilities: Oil and Gas	0.7%
29. Wholesale	0.4%
30. Forest Products & Paper	0.3%
Total	**99.9%**

1. Exposures are determined by calculating the aggregate principal balance of the underlying corporate debt collateral held by OXLC's CLO investments within the Moody's industries indicated and dividing by the aggregate principal balance of all of the CLO vehicles' underlying corporate debt collateral (excluding cash) on a weighted average basis for OXLC's investments in each of those CLO vehicles. Weighted average exposures are as of December 31, 2018 and exclude recent CLO investments with missing or incomplete industry data, subordinated fee notes and other CLO equity related investments. All figures subject to rounding.

* Source: As reported by Intex.

10

OXLC

Capital Structure Overview Dividend / 12/31/2018 Interest Rate Call Date Maturity Series 2023 Term Preferred Stock (OXLCO) $ 90,400,025 7.50% Callable 6/30/2023 Series 2024 Term Preferred Stock (OXLCM) 68,235,375 6.75% 6/30/2020 6/30/2024 Master Repurchase Agreement 42,493,500 L + 3.15%1 Callable 7/2/2019 Total Preferred Stock and Debt $ 201,128,900 Total Equity $ 288,157,151 Preferred Stock and Debt-to-Equity 0.70:1 Note: Certain figures may not tie out to financial statements due to rounding. 1. Based on 3-month USD LIBOR. OXLC 11

APPENDIX

Investment Portfolio Composition – CLO Debt Company Investment Manager Fair Value % of Total1,2 ARES XL CLO Fund Class ER Notes Class ER Ares Management $ 919,900 0.2% Mountain Hawk II CLO Class E Notes Class E Western Asset Management 6,400,000 1.4% OZLM XXII Class E Notes Class E Och-Ziff Loan Management 2,294,598 0.5% Total Collateralized Loan Obligation - Debt Investments $ 9,614,498 2.1% 1. Based on percentage of total fair value of investments as of 12/31/18. 2. Certain percentages may not tie out to financial statements due to rounding. OXLC 13

Investment Portfolio Composition – CLO Equity[1]

Company	Manager	Fair Value	% of Total[2,3]
AMMC CLO XI, Ltd.	American Money Management	$ 1,008,000	0.2%
AMMC CLO XII, Ltd.	American Money Management	3,542,857	0.8%
Anchorage Capital CLO 5-R, Ltd.	Anchorage Capital Group	3,008,587	0.6%
Apex Credit CLO 2015-II, Ltd.	Jefferies Finance	3,939,723	0.8%
Apex Credit CLO 2018 Ltd.	Jefferies Finance	7,395,873	1.6%
Apidos CLO XXI	CVC Credit Partners	4,611,000	1.0%
Ares XL CLO Ltd.	Ares Management	2,660,264	0.6%
Atrium XII CLO	Credit Suisse First Boston	25,029,000	5.4%
Battalion CLO VI	Brigade Capital Management	350,000	0.1%
Battalion CLO VII Ltd.	Brigade Capital Management	11,029,000	2.4%
Benefit Street Partners CLO V	Benefit Street Partners	575,000	0.1%
B&M CLO 2014-1 LTD	Bradford & Marzec	440,000	0.1%
Bristol Park CLO, Ltd.	GSO/Blackstone Debt Funds Management	5,100,000	1.1%
Canyon Capital CLO 2015-1, Ltd.	Canyon Capital Advisors	4,500,000	1.0%
Carlyle Global Market Strategies CLO 2013-2, Ltd.	Carlyle Group	9,728,741	2.1%
Catamaran CLO 2013-1, Ltd.	KCAP Financial	3,280,000	0.7%
Cathedral Lake CLO 2013, Ltd.	Carlson Capital	1,995,000	0.4%
Cathedral Lake II, Ltd.	Carlson Capital	1,687,500	0.4%
CIFC Funding 2014, Ltd.	CIFC Asset Management	3,740,000	0.8%
CIFC Funding 2014-III, Ltd.	CIFC Asset Management	5,390,000	1.2%
Covenant Credit Partners CLO II, Ltd.	Covenant Credit Partners	1,211,000	0.3%
Dryden 40 Senior Loan Fund	Prudential Financial (Pramerica)	2,372,875	0.5%
Dryden 49 Senior Loan Fund	Prudential Financial (Pramerica)	3,983,500	0.9%
Dryden 54 Senior Loan Fund	Prudential Financial (Pramerica)	1,625,000	0.3%
Ellington CLO II, Ltd.	Ellington Management Group	3,280,000	0.7%
Figueroa CLO 2013-2, Ltd.	TCW Asset Management	3,655,000	0.8%
GoldenTree Loan Opportunities XI, Ltd.	Goldentree Asset Management	2,100,000	0.4%
Golub Capital Partners CLO 35(B), Ltd.	Golub Capital	7,384,000	1.6%
Halcyon Loan Advisors Funding 2015-1 Ltd.	Halcyon Asset Management	2,870,000	0.6%
Halcyon Loan Advisors Funding 2018-1 Ltd.	Halcyon Asset Management.	9,675,000	2.1%
Hull Street CLO Ltd.	Feingold O'Keeffe Capital	1,800,000	0.4%
ICG US CLO 2016-1, Ltd.	ICG Debt Advisors	3,405,275	0.7%
Ivy Hill Middle Market Credit Fund VII, Ltd.	Ivy Hill Asset Management	3,204,830	0.7%
Jamestown CLO III	Investcorp Credit Management	623,000	0.1%
Jamestown CLO IV, Ltd.	Investcorp Credit Management	906,460	0.2%
Jamestown CLO VII, Ltd.	Investcorp Credit Management	1,645,000	0.4%
KVK CLO 2018-1 Ltd.	THL Credit Advisors	6,962,121	1.5%
Longfellow Place CLO, Ltd.	NewStar Financial	4,360,467	0.9%
Madison Park Funding XI, Ltd.	Credit Suisse First Boston	630,790	0.1%
Madison Park Funding XXV, Ltd.	Credit Suisse First Boston	1,040,000	0.2%
Madison Park Funding XXIX, Ltd.	Credit Suisse First Boston	14,790,000	3.2%
Madison Park Funding XXX, Ltd.	Credit Suisse First Boston	16,906,492	3.6%
MidOcean Credit CLO VI	MidOcean Credit Fund Management	14,820,000	3.2%

1. Includes subordinated fee notes, warehouse equity and other CLO equity related investments.
2. Based on percentage of total fair value of investments as of 12/31/18.
3. Certain percentages may not tie out to financial statements due to rounding.

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Investment Portfolio Composition – CLO Equity1(Continued) Company Manager Fair Value % of Total2,3 Mountain Hawk II CLO, Ltd. Western Asset Management 1,796,900 0.4% Mountain View CLO 2014-1 Ltd. Seix Advisors 2,572,603 0.6% Northwoods Capital XI-B, Ltd. Angelo, Gordon & Co 4,100,000 0.9% Ocean Trails CLO VI Five Arrows Managers 2,314,296 0.5% Octagon Investment Partners XXII, Ltd. Octagon Credit Investors 1,837,875 0.4% Octagon Investment Partners 27, Ltd. Octagon Credit Investors 2,881,309 0.6% Octagon Investment Partners 33, Ltd. Octagon Credit Investors 8,200,000 1.8% Octagon Investment Partners 38, Ltd. Octagon Credit Investors 4,150,000 0.9% Octagon Investment Partners 39, Ltd. Octagon Credit Investors 8,840,000 1.9% Octagon Investment Partners 40, Ltd. Octagon Credit Investors 21,875,000 4.7% OFSI Fund VII, Ltd. Orchard First Source Asset Management 11,824,400 2.5% OFSI Fund IX, Ltd. Orchard First Source Asset Management 9,758,000 2.1% OZLM XII, Ltd. Och-Ziff Loan Management 2,970,000 0.6% OZLM XIII, Ltd. Och-Ziff Loan Management 3,290,000 0.7% OZLM XIV, Ltd. Och-Ziff Loan Management 5,750,725 1.2% OZLM Funding III, Ltd. Och-Ziff Loan Management 5,880,000 1.3% Regatta III Funding Napier Park Global Capital 75,000 0.0% Shackleton 2013-IV-R CLO, Ltd. Alcentra 11,656,318 2.5% Shackleton 2015-VII CLO, Ltd. Alcentra 6,136,094 1.3% Shackleton 2017-X CLO, Ltd. Alcentra 6,000,000 1.3% Sound Point CLO VI, Ltd. Sound Point Capital Management 3,480,153 0.7% Steele Creek CLO 2016-1, Ltd. Steele Creek Investment Management 3,320,000 0.7% Telos CLO 2013-3, Ltd. Telos Asset Management 5,159,596 1.1% Telos CLO 2013-4, Ltd. Telos Asset Management 5,961,705 1.3% Telos CLO 2014-6, Ltd. Telos Asset Management 2,374,228 0.5% Tralee CLO II, Ltd. Par-Four Investment Management 2,142,000 0.5% Tralee CLO IV, Ltd. Par-Four Investment Management 9,554,400 2.0% Venture XIV CLO, Ltd. MJX Asset Management 3,547,500 0.8% Venture XV CLO, Ltd. MJX Asset Management 2,860,000 0.6% Venture XVII CLO, Ltd. MJX Asset Management 8,936,540 1.9% Venture XX CLO, Limited MJX Asset Management 3,540,000 0.8% Venture XXI CLO, Ltd. MJX Asset Management 12,989,000 2.8% Venture 33 CLO, Ltd. MJX Asset Management 15,406,875 3.3% Wellfleet CLO 2016-2, Ltd. Wellfleet Credit Partners 6,500,000 1.4% West CLO 2014-1, Ltd. Allianz Global Investors 1,200,000 0.3% Wind River 2014-3 CLO Ltd. THL Credit Advisors 11,783,400 2.5% Wind River 2017-1 CLO Ltd. THL Credit Advisors 7,200,000 1.5% Wind River 2017-4 CLO Ltd. THL Credit Advisors 6,970,000 1.5% Zais CLO 8, Limited ZAIS Group 2,460,000 0.5% Zais CLO 9, Limited ZAIS Group 8,702,000 1.9% Other CLO equity related investments 3,303,327 0.7% Total Collateralized Loan Obligation - Equity Investments $457,560,599 97.9% 1. Includes subordinated fee notes, warehouse equity and other CLO equity related investments. 2. Based on percentage of total fair value of investments as of 12/31/18. 3. Certain percentages may not tie out to financial statements due to rounding. OXLC 15

Reconciliation of Core Net Investment Income

We provide information relating to core net investment income ("Core NII") (a non-GAAP measure) on a supplemental basis. This measure is not provided as a substitute for GAAP net investment income ("GAAP NII"), but in addition to it. Our non-GAAP measures may differ from similar measures by other companies, even in the event of similar terms being utilized to identify such measures. Core NII represents GAAP NII adjusted for additional cash distributions received, or entitled to be received (if any, in either case), on our CLO equity investments.

Income from investments in the "equity" class securities of CLO vehicles, for GAAP purposes, is recorded using the effective interest method – this is based on an effective yield to the expected redemption utilizing estimated cash flows at current cost. The result is an effective yield for the investment in which the difference between the actual cash received, or distributions entitled to be received, and the effective yield calculation is adjusted from the cost. Accordingly, investment income recognized on CLO equity securities in the GAAP statement of operations differs from the cash distributions actually received by the Company during the period (referred to below as "CLO equity adjustments").

Furthermore, in order for the Company to continue qualifying as a regulated investment company for tax purposes, we are required, among other things, to distribute at least 90% of our investment company taxable income annually. Therefore, Core NII may provide a better indication of our estimated taxable income for a reporting period than GAAP NII; we can offer no assurance that will be the case, however, as the ultimate tax character of our earnings cannot be determined until after tax returns are prepared at the close of a fiscal year. We note that these non-GAAP measures may not serve as useful indicators of taxable earnings, particularly during periods of market disruption and volatility, and, as such, our taxable income may differ materially from our Core NII.

	For the three months ended									
	12/31/2018		9/30/2018		6/30/2018		3/31/2018		12/31/2017	
($ in millions, except per share) [1]	Amount	Per Share	Amount	Per Share	Amount	Per Share	Amount	Per Share	Amount	Per Share
GAAP Net investment income	$ 12.3	$ 0.330	$ 11.7	$ 0.352	$ 11.5	$ 0.391	$ 11.0	$ 0.399	$ 10.5	$ 0.410
CLO equity adjustments	5.4	$ 0.144	3.5	$ 0.105	3.1	$ 0.106	(2.4)	$ (0.085)	(2.1)	$ (0.084)
Core net investment income	$ 17.7	$ 0.474	$ 15.2	$ 0.457	$ 14.6	$ 0.497	$ 8.6	$ 0.314	$ 8.4	$ 0.326

Note: Certain figures may not tie out to financial statements due to rounding.

1. Per share amounts based on weighted average shares outstanding for the respective quarter presented.

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Corporate Information Board of Directors Mark J. Ashenfelter - Chairman David S. Shin John Reardon Jonathan H. Cohen Saul B. Rosenthal Corporate Offices 8 Sound Shore Drive Suite 255 Greenwich, CT 06830 Corporate Website www.oxlc.com Fiscal Year End March 31 Independent Audit Firm PricewaterhouseCoopers LLP Corporate Counsel Eversheds Sutherland (US) LLP Transfer Agent Computershare Trust Company, N.A Tel: 1-877-498-8861 www.computershare.com Securities Listing and Equity Indices Common Stock: "OXLC" - NasdaqGS Preferred Stock: "OXLCO" - NasdaqGS "OXLCM" - NasdaqGS Executive Corporate Officers Jonathan H. Cohen Board Member and Chief Executive Officer Saul B. Rosenthal Board Member and President Bruce L. Rubin Chief Financial Officer Jerry Cummins Chief Compliance Officer Investor Relations Bruce L. Rubin Oxford Lane Capital Corp. Tel: (203) 983-5280 ir@oxlc.com OXLC 17